UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kuehl Shepherd Kozlowski & Associates,Inc.
      823 East Main Street, 14th Floor
      Richmond, Virginia 23219



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 07/28/2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:              31
                                                  -----------------------

Form 13F Information Table Value Total:            121079 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE


-------------------------------------------------------------------------------------------------------------------------------
Altria Inc                        COM     02209S103      695         34657SH             SOLE            NONE   33823          834
Bank of America Corp              COM     060505104      226         15696SH             SOLE            NONE   12941         2755
Capital One Financial             COM     14040H105      526         13056SH             SOLE            NONE    6048         7008
CarMax Group                      COM     143130102     1433         71989SH             SOLE            NONE   63117         8872
ChevronTexaco Corp                COM     166764100      278          4094SH             SOLE            NONE    3740          354
Citigroup, Inc.                   COM     172967101       55         14708SH             SOLE            NONE   14120          588
Cohen & Steers Global REIT ETF    ETF     00162Q106     3643        123528SH             SOLE            NONE   96628        26900
Community Bankers Tr Cp           COM     203612106       48         21398SH             SOLE            NONE    5441        15957
Dominion Resources, Inc           COM     25746U109      563         14540SH             SOLE            NONE   13065         1475
ExxonMobil                        COM     30231G102     1478         25892SH             SOLE            NONE   21398         4494
General Electric Company          COM     369604103      410         28422SH             SOLE            NONE   18512         9910
Honeywell Incorporated            COM     438516106      232          5945SH             SOLE            NONE    5945
IBM                               COM     459200101      415          3363SH             SOLE            NONE    2863          500
Intel Corp                        COM     458140100      249         12826SH             SOLE            NONE    7393         5433
iShares S&P 500                   ETF     464287200     7754         74945SH             SOLE            NONE   52924        22021
iShares S&P Midcap 400            ETF     464287507     2507         35250SH             SOLE            NONE   24952        10298
Johnson & Johnson                 COM     478160104      290          4918SH             SOLE            NONE    3936          982
Kraft Foods Inc                   COM     50075N104      352         12588SH             SOLE            NONE   12130          458
Lincoln National Corp.            COM     534187109      361         14882SH             SOLE            NONE   14882
Maximus, Inc.                     COM     577933104      328          5676SH             SOLE            NONE                 5676
Microsoft Corp                    ETF     594918104      225          9763SH             SOLE            NONE    8563         1200
Pepsico                           ETF     713448108      285          4683SH             SOLE            NONE    4383          300
Philip Morris Intl Inc            COM     718172109     1635         32776SH             SOLE            NONE   31050         1726
Polaris Industries  Inc           ETF     731068102      332          6070SH             SOLE            NONE    2300         3770
SPDR Trust Unit Series            ETF     78462F103      736          7133SH             SOLE            NONE    5347         1786
SunTrust Banks                    COM     867914103      226          9704SH             SOLE            NONE    8839          865
Vanguard Mega Cap 300             COM     921910873    33367        946576SH             SOLE            NONE  699745       246831
Vanguard Mid Cap                  ETF     922908629     9247        157576SH             SOLE            NONE  118615        38961
Vanguard REIT                     ETF     922908553     1220         26245SH             SOLE            NONE   16303         9942
Vanguard Total Bond Mkt ETF       ETF     921937835    45430        558243SH             SOLE            NONE  416888       141355
Vanguard Total Stock Mkt          ETF     922908769     6533        124292SH             SOLE            NONE   76006        48286


                                             TOTAL $121079

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